Income Taxes - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes	$ 4.8	$ 1.4	$ 112.8	$ 96.5	$ 50.9
Unrecognized Tax Benefits			4.0	4.9	5.4	1.9
Operating Loss Carryforwards			47.2
Operating Loss Carryfoward, Not Subject to Expiration			22.0
Effective income tax rate	43.10%	43.20%
Deferred Tax Assets, Valuation Allowance			10.1	8.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			3.4
Minimum
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date			Jan. 01, 2014
Maximum
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date			Dec. 31, 2027
Other Assets
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net, Noncurrent				$ 2.9